Significant Accounting Policies - Acquired Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 18, 2022	Jun. 30, 2022
Revision of Prior Period, Reclassification, Adjustment | Accruals classified as current
Disclosure of detailed information about business combination [line items]
Amount of change in prior period amount		$ 11,593
NetMotion | Developed technology
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	6 years
NetMotion | Customer contracts and relationships
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
NetMotion | Trade names
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	6 months